Sigificant Accounting Policies (Details) - Schedule of fair value hierarchy of the valuation techniques - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Marketable securities, available-for-sale	$ 2,338,566	$ 3,624,660	$ 1,989,823
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Marketable securities, available-for-sale	2,338,566	3,624,660	$ 1,989,823
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable securities, available-for-sale
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable securities, available-for-sale